Supplementary Oil and Gas Information - (Unaudited) - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Discounted future net cash flows, annual discount factor	10.00%